Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PARNASSUS INCOME FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2015
Parnassus Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Parnassus Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Parnassus Fixed Income Fund’s objective is a high level of current income consistent with safety and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Fixed Income Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Parnassus Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.60%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	For additional information about the Parnassus Fixed Income Fund’s expenses, please see “Financial Highlights” in the prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Parnassus Fixed Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Parnassus Fixed Income Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds and other fixed income instruments. Fixed income instruments may include, but are not limited to, U.S. Treasuries and Agency debt, debt of government-related entities, corporate bonds, commercial and residential mortgage-backed securities, convertible bonds and asset-backed securities. The Fund invests mainly in domestic securities, and to a lesser extent may also invest in U.S. dollar denominated foreign securities. The Fund may purchase foreign securities directly on foreign markets. The Fund’s investment adviser (Adviser) also takes environmental, social and governance factors into account when making investment decisions. The Fund normally invests at least 80% of its net assets in fixed income securities that have investment-grade ratings (namely rated at least BBB- by Standard & Poor’s Rating Group (“S&P”) or at least Baa3 by Moody’s Investors Services, Inc. (“Moody’s”)) or, if unrated, have been determined by the Adviser to be of similar economic quality. Additionally, at least 65% of the Fund’s total net assets will normally be invested in fixed income securities rated “A” or better by Moody’s or S&P. At any given time, up to 20% of the portfolio may be invested in non-investment grade fixed income securities (otherwise known as “high-yield” or “junk bonds”) or unrated fixed income securities determined by the Adviser to be of similar economic quality. Non-investment grade and unrated securities are more risky than investment-grade securities. The Fund may sell a security if the Adviser believes it no longer meets the Fund’s investment objective. The Fund may invest in long-term, intermediate-term or short-term fixed income securities or any combination thereof, depending on market conditions, and these securities may also have floating or variable interest rates. As of March 31, 2015, the dollar-weighted average maturity of the Fund’s portfolio was 5.82 years.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risk, and investing in the Parnassus Fixed Income Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:
  Interest Rate Risk. In general, bond prices are inversely related to interest rates. As interest rates drop, bond prices will likely go up, and as interest rates go up, the value of bonds will likely go down.
  Credit Risk. There is a possibility that issuers of debt obligations will not pay the Fund interest or principal or that their credit rating may be downgraded by a ratings agency.
  Market Risk. A security’s value may also be affected by market activity or by supply and demand. If the Fund is unable to find buyers for a given security, this can have a negative effect on the Fund’s net asset value.
  Non-Investment Grade Risk and Unrated Bond Risk. Non-investment grade bonds (otherwise known as “high-yield” or “junk bonds”) and bonds that have not been rated by a nationally recognized statistical rating organization carry additional credit risk and are considered to be less safe than investment-grade bonds.
  Mortgage-Backed Securities Risk. Mortgage-backed securities are defined as obligations with pools of mortgages providing collateral, interest income and principal repayment. Such securities can be originated by private institutions or government sponsored enterprises, like Fannie Mae and Freddie Mac, and the underlying mortgages can be either commercial or residential. Mortgage-backed securities, like all fixed income investments, have interest rate and credit risk. However, these securities also have extension and prepayment risk. Extension risk is the risk that a rise in interest rates or lack of refinancing opportunities can cause the Fund’s average maturity to lengthen unexpectedly due to a drop in expected prepayments of mortgage-backed securities. This would increase the Fund’s sensitivity to rising rates and its potential for price declines. Prepayment risk is the risk that the borrower will prepay some or all of the principal owed to the issuer. If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security. This may reduce the Fund’s share price and income distribution.
  Convertible Securities Risk. If market interest rates rise, the value of a convertible security usually falls. The issuer of a convertible security may not be able to pay interest or dividends when due, and their market value may change based on actual or perceived changes in the issuer’s creditworthiness. Convertible securities are also subject to the same types of risk that apply to the underlying security. The Fund may be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return and result in investment losses.
  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
  Information Risk. The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.
  Management Risk. The Adviser may be wrong in its assessment of a security’s value and the Fund’s holdings may not reach what the Adviser believes are their full values.
  Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow contain information that allows you to evaluate the Parnassus Fixed Income Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow contain information that allows you to evaluate the Parnassus Fixed Income Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 999-3505
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.parnassus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 4.4% (quarter ended September 30, 2009), and the lowest return for a quarter was a loss of 2.1% (quarter ended December 31, 2010).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (all periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Below is a table comparing the performance of the Parnassus Fixed Income Fund’s two share classes with that of the Barclays U.S. Aggregate Bond Index and the Lipper A-Rated Bond Fund Average. Figures are average annual returns for the one-, five- and ten-year periods ended December 31, 2014. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the Barclays U.S. Aggregate Bond Index, and a group of similar mutual funds, the Lipper A-Rated Bond Fund Average, and also how the Fund’s performance varies from year to year.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

		Parnassus Fixed Income Fund—Institutional Shares were incepted on April 30, 2015. Performance shown prior to the inception of the Institutional Shares reflects the performance of the Parnassus Fixed Income Fund—Investor Shares and includes expenses that are not applicable to and are higher than those of the Institutional Shares.
Parnassus Fixed Income Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.13%
All remaining other expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.68%	[1]
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	239
5 Years	rr_ExpenseExampleYear05	423
10 Years	rr_ExpenseExampleYear10	957
2005	rr_AnnualReturn2005	2.55%
2006	rr_AnnualReturn2006	7.45%
2007	rr_AnnualReturn2007	5.81%
2008	rr_AnnualReturn2008	2.98%
2009	rr_AnnualReturn2009	7.48%
2010	rr_AnnualReturn2010	6.61%
2011	rr_AnnualReturn2011	7.24%
2012	rr_AnnualReturn2012	2.08%
2013	rr_AnnualReturn2013	(2.71%)
2014	rr_AnnualReturn2014	4.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.10%)
One Year	rr_AverageAnnualReturnYear01	4.49%
Five Years	rr_AverageAnnualReturnYear05	3.48%
Ten Years	rr_AverageAnnualReturnYear10	4.35%
Parnassus Fixed Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All remaining other expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.58%	[1]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated based on actual expenses of the Investor Shares during the fiscal year ended December 31, 2014.
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	201
5 Years	rr_ExpenseExampleYear05	355
10 Years	rr_ExpenseExampleYear10	804
One Year	rr_AverageAnnualReturnYear01	4.49%
Five Years	rr_AverageAnnualReturnYear05	3.48%
Ten Years	rr_AverageAnnualReturnYear10	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2015
Parnassus Fixed Income Fund | Return after Taxes on Distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.75%
Five Years	rr_AverageAnnualReturnYear05	2.81%
Ten Years	rr_AverageAnnualReturnYear10	3.38%
Parnassus Fixed Income Fund | Return after Taxes on Distributions and Sale of Fund Shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.14%
Five Years	rr_AverageAnnualReturnYear05	2.85%
Ten Years	rr_AverageAnnualReturnYear10	3.29%
Parnassus Fixed Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Ten Years	rr_AverageAnnualReturnYear10	4.71%
Parnassus Fixed Income Fund | Lipper A-Rated Bond Fund Average
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.66%
Five Years	rr_AverageAnnualReturnYear05	5.74%
Ten Years	rr_AverageAnnualReturnYear10	4.74%

[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 0.68% of net assets for the Parnassus Fixed Income Fund—Investor Shares and to 0.58% of net assets for the Parnassus Fixed Income Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2016, and may be continued indefinitely by the investment adviser on a year-to-year basis.
[2]	Other expenses have been estimated based on actual expenses of the Investor Shares during the fiscal year ended December 31, 2014.